SERIES B CONVERTIBLE PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SERIES B CONVERTIBLE PREFERRED STOCK
SERIES B CONVERTIBLE PREFERRED STOCK
9.	SERIES B CONVERTIBLE PREFERRED STOCK

On September 4, 2024, the Company entered into a Subscription Agreement with an investor for the purchase of 150,000 shares of Holdings’ Series B Convertible Preferred Stock, par value $.0001 (the “Holdings Series B Stock”) in a private placement at $10.00 per share, for an aggregate purchase price of $1.5 million. The Holdings Series B Stock may be converted into shares of Holdings Common Stock, at the option of the investor at a rate equal to the quotient of (i) $10.00 divided, by (ii) the product of (A).80 multiplied by, (B) the volume weighted average price for the 20 trading days during the 30-day period immediately prior to such conversion, provided that in no event shall the denominator be less than $6.00 per share (the “Conversion Rate”).

Additionally, the Holdings Series B Stock carries a cumulative dividend at a rate of nine percent (7%) per annum, payable and compounded quarterly on the last day of each quarter. At the discretion of Holdings, the payment may be made in cash or up to 50% of the amount due, in duly authorized, validly issued, fully paid and non-assessable share of Holdings Series B Stock at a value of $10 per share. As of June 30, 2025 and December 31, 2024, included in accounts payable, accrued expenses and other liabilities on the accompanying condensed consolidated statement of financial condition is an accrued dividend in the amount of $0.03 million that was paid subsequent to June 30, 2025 and December 31, 2024.

The Company may, at its option, in whole, or part, redeem the Holdings Series B Stock any time after the first anniversary of the date of the Subscription Agreement at a redemption price equal to the greater of (i) $12.00 per share of Holdings Series B Stock, plus accrued but unpaid dividends or (A) 1.20 multiplied by (B) the volume weighted average price for 20 trading days during the 30-day period immediately prior to the redemption; provided that such price shall not greater than $20.00.

15.SERIES B CONVERTIBLE PREFERRED STOCK

On September 4, 2024, the Company entered into a Subscription Agreement with an investor for the purchase of 150,000 shares of Holdings’ Series B Convertible Preferred Stock, par value $.0001 (the “Holdings Series B Stock”) in a private placement at $10.00 per share, for an aggregate purchase price of $1.5 million. The Holdings Series B Stock may be converted into shares of Holdings Common Stock, at the option of the investor at a rate equal to the quotient of (i) $10.00 divided, by (ii) the product of (A).80 multiplied by, (B) the volume weighted average price for the 20 trading days during the 30-day period immediately prior to such conversion, provided that in no event shall the denominator be less than $6.00 per share (the “Conversion Rate”).

15.SERIES B CONVERTIBLE PREFERRED STOCK (continued)

Additionally, the Holdings Series B Stock carries a cumulative dividend at a rate of nine percent (7%) per annum, payable and compounded quarterly on the last day of each quarter. At the discretion of Holdings, the payment may be made in cash or up to 50% of the amount due, in duly authorized, validly issued, fully paid and non-assessable share of Holdings Series B Stock at a value of $10 per share. As of December 31, 2024, included in accounts payable, accrued expenses and other liabilities on the accompanying consolidated statement of financial condition is an accrued dividend in the amount of $0.03 million that was paid subsequent to December 31, 2024.

The Company may, at its option, in whole, or part, redeem the Holdings Series B Stock any time after the first anniversary of the date of the Subscription Agreement at a redemption price equal to the greater of (i) $12.00 per share of Holdings Series B Stock, plus accrued but unpaid dividends or (A) 1.20 multiplied by (B) the volume weighted average price for 20 trading days during the 30-day period immediately prior to the redemption; provided that such price shall not greater than $20.00.